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May 2, 2025	vedderprice.com

via EDGAR Transmission	Deborah Bielicke Eades Shareholder +1 312 609 7661 deades@vedderprice.com

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Tortoise Capital Series Trust (the “Registrant”)

File Nos. 333-281744 and 811-23997

To the Commission:

On behalf of the Registrant, electronically transmitted herewith for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) is Post-Effective Amendment No. 9 (Amendment No. 11 under the 1940 Act) to the Registrant’s Registration Statement on Form N-1A (an “N-1A Amendment”). This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act to register one new series of the Registrant, designated as Tortoise AI Infrastructure ETF.

Please contact the undersigned at (312) 609-7661 if you have any questions or comments.

Very truly yours,

/s/ Deborah Bielicke Eades
Deborah Bielicke Eades
Shareholder

222 North LaSalle Street | Chicago, Illinois 60601 | T +1 312 609 7500 | F +1 312 609 5005

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